--------------------------------------------------------------------------------

INSTITUTIONAL
DAILY INCOME FUND                            600 Fifth Avenue,New York, NY 10020
                                                                    212-830-5200

================================================================================





Dear Shareholder,



We are pleased to present the annual report of Institutional Daily Income Fund for the year ended March 31, 2001.

The Fund's Money Market Portfolio had 236 shareholders and net assets of $1,442,360,424 as of March 31, 2001. The U.S. Treasury Portfolio had 161 shareholders and net assets of $751,949,466 as of March 31, 2001.

We thank you for your support and look forward to continuing to serve your cash management needs.



Sincerely,



\s\Steven W. Duff


Steven W. Duff
President






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
MARCH 31, 2001
================================================================================




     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
Commercial Paper (44.54%)
------------------------------------------------------------------------------------------------------------------------------------
$  38,500,000  BAE Systems Holding Inc.                                         06/18/01          4.78%    $   38,111,321
   17,900,000  BAE Systems Holding Inc.                                         07/17/01          4.73         17,654,392
   30,000,000  Banco Santander Puerto Rico                                      04/24/01          5.54         29,899,900
   10,000,000  Banco Santander Puerto Rico                                      05/08/01          5.35          9,947,200
   11,000,000  Dekalb County, GA (Emory University Project)                     06/06/01          5.25         11,000,000
   70,000,000  HSBC Bank Argentina S.A.                                         06/19/01          5.66         69,161,933
   30,638,000  Intrepid Funding Master Trust                                    04/12/01          6.45         30,584,299
   50,000,000  Island Finance of Puerto Rico                                    07/06/01          6.76         49,151,597
   30,000,000  Lehman Brothers Holdings Inc.                                    04/09/01          6.71         29,962,142
   25,000,000  Lehman Brothers Holdings Inc.                                    09/06/01          4.87         24,481,028
   25,000,000  Lexington Parker Capital                                         07/25/01          5.38         24,585,563
   20,000,000  Long Lane Master Trust IV                                        04/25/01          5.02         19,936,111
   10,000,000  Long Lane Master Trust IV                                        05/18/01          5.35          9,932,533
   10,125,000  Long Lane Master Trust IV                                        06/20/01          4.84         10,018,794
   12,608,000  Long Lane Master Trust IV                                        06/29/01          4.89         12,459,142
   10,000,000  National Rural Utilities Cooperative                             04/17/01          5.17          9,978,625
   55,000,000  PNC Funding Corporation                                          04/20/01          5.07         54,861,125
   30,000,000  Sand Dollar Funding LLC                                          05/23/01          4.89         29,793,875
   25,000,000  Societe Generale North America                                   07/09/01          5.34         24,646,111
   50,000,000  Special Purpose Accounts Receivables                             04/19/01          5.16         49,878,875
   14,105,000  Superior Funding Capital Corporation                             04/05/01          5.28         14,098,817
   20,000,000  Verizon Network Funding                                          04/30/01          5.28         19,918,800
   10,000,000  Verizon Network Funding                                          06/08/01          5.01          9,907,875
   42,900,000  Verizon Network Funding                                          06/15/01          5.00         42,465,256
-------------                                                                                              --------------
  647,776,000  Total Commercial Paper                                                                         642,435,314
-------------                                                                                              --------------
Domestic Certificate of Deposit (1.39%)
------------------------------------------------------------------------------------------------------------------------------------
$  20,000,000  Northern Trust                                                   04/09/01          5.51%    $   20,000,038
-------------                                                                                              --------------
   20,000,000  Total Domestic Certificate of Deposit                                                           20,000,038
-------------                                                                                              --------------
Foreign Commercial Paper (2.07%)
------------------------------------------------------------------------------------------------------------------------------------
$  30,000,000  Ford Credit Europe PLC                                           04/18/01          5.05%    $   29,932,933
-------------                                                                                              --------------
   30,000,000  Total Foreign Commercial Paper                                                                  29,932,933
-------------                                                                                              --------------
Funding Agreement (0.69%)
------------------------------------------------------------------------------------------------------------------------------------
$  10,000,000  John Hancock Mutual Life Insurance Company                       08/19/05  (a)     5.47%    $   10,000,000
-------------                                                                                              --------------
   10,000,000  Total Funding Agreement                                                                         10,000,000
-------------                                                                                              --------------






--------------------------------------------------------------------------------
The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================




     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
Letter of Credit Commercial Paper (12.65%)
------------------------------------------------------------------------------------------------------------------------------------
$  20,000,000  Banco Bradesco S.A.
               LOC Barclays Bank PLC                                            06/14/01          7.15%    $   19,729,089
   20,000,000  Banco del Istmo, S.A.
               LOC Barclays Bank PLC                                            04/16/01          5.38         19,958,544
   15,000,000  Banco de Galicia Y Buenos Aires
               LOC Bayerische Hypo Vereinsbank A.G.                             05/24/01          5.19         14,888,850
   30,000,000  Banco Rio de La Plata S.A.
               LOC Banco Santander                                              09/19/01          4.60         29,362,500
   10,000,000  Banco Santander Brazil
               LOC Standard Chartered Bank                                      04/18/01          6.66          9,971,244
   25,000,000  China Merchants Bank
               LOC ABN AMRO Bank N.A.                                           05/22/01          5.33         24,817,708
   25,000,000  ED&F Man Finance
               LOC Rabobank Nederland                                           06/22/01          4.75         24,736,188
   25,000,000  Falcon Asset Securitization Corporation
               Insured by AMBAC Indemnity Corp.                                 04/04/01          5.20         24,992,820
   14,000,000  Floren Container Inc.
               LOC Bank of America                                              04/12/01          5.58         13,978,611
-------------                                                                                              --------------
  184,000,000  Total Letter of Credit Commercial Paper                                                        182,435,554
-------------                                                                                              --------------
Loan Participation (1.39%)
------------------------------------------------------------------------------------------------------------------------------------
$  20,000,000  Equitable Life Assurance with J.P. Morgan Chase                  03/20/02          5.06%    $   20,000,000
-------------                                                                                              --------------
   20,000,000  Total Loan Participation                                                                        20,000,000
-------------                                                                                              --------------
Master Notes & Promissory Notes (5.55%)
------------------------------------------------------------------------------------------------------------------------------------
$  30,000,000  GMAC Mortgage Corporation                                        04/02/01          5.25%    $   30,000,000
   40,000,000  The Goldman Sachs Group L.P.                                     07/05/01          5.28         40,000,000
   10,000,000  The Goldman Sachs Group L.P.                                     08/23/01          5.15         10,000,000
-------------                                                                                              --------------
   80,000,000  Total Master Notes & Promissory Notes                                                           80,000,000
-------------                                                                                              --------------
Other Notes (1.45%)
------------------------------------------------------------------------------------------------------------------------------------
$   5,000,000  Goldman Sachs Group L.P.                                         04/12/02          5.80%    $    5,000,000
    1,935,000  Mercer County, NJ Improvement Authority - Series 1999            12/01/00          7.70          1,946,460
   14,000,000  New York City GO Bonds
               Insured by FGIC                                                  04/04/01          5.27         14,000,000
-------------                                                                                              --------------
   20,935,000  Total Other Notes                                                                               20,946,460
-------------                                                                                              --------------






--------------------------------------------------------------------------------
The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 2001
================================================================================




     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
Short Term Bank Note (0.49%)
------------------------------------------------------------------------------------------------------------------------------------
$   7,000,000  Bank of America                                                  08/01/01          5.38%    $    7,032,060
-------------                                                                                              --------------
    7,000,000  Total Short Term Bank Note                                                                       7,032,060
-------------                                                                                              --------------
Time Deposits (9.15%)
------------------------------------------------------------------------------------------------------------------------------------
$  44,000,000  Bank National de Paris                                           04/02/01          5.37%    $   44,000,000
   44,000,000  Dresdner Bank A.G.                                               04/02/01          5.37         44,000,000
   44,000,000  National Bank of Canada                                          04/02/01          5.37         44,000,000
-------------                                                                                              --------------
  132,000,000  Total Time Deposits                                                                            132,000,000
-------------                                                                                              --------------
Trusts (1.04%)
------------------------------------------------------------------------------------------------------------------------------------
$   5,000,000  Racers - Series 2000-6-MM                                        04/26/01          6.55%    $    4,999,597
   10,000,000  Syndicated Loan Funding Trust - Series 2000-12                   06/15/01          5.69         10,000,000
-------------                                                                                              --------------
   15,000,000  Total Trusts                                                                                    14,999,597
-------------                                                                                              --------------
Variable Rate Demand Instruments (18.11%)
------------------------------------------------------------------------------------------------------------------------------------
$   3,760,000  Alpine Capital Investments L.L.C.
               LOC National City Bank                                           09/15/27 (a)      5.20%    $    3,760,000
    2,500,000  American Micro Products
               LOC U.S. Bancorp                                                 10/01/08 (a)      5.15          2,500,000
    5,980,000  Arbor Properties Inc.
               LOC Amsouth Bank, N.A.                                           06/01/22 (a)      5.10          5,980,000
    2,000,000  Atlas Metal Investment Corporation
               LOC Fifth Third Bank                                             10/01/20 (a)      5.10          2,000,000
    1,065,000  Austin Printing Co. & Klein Austin
               LOC Bank One                                                     08/01/14 (a)      5.13          1,065,000
    1,455,000  Automated Packaging Systems
               LOC National City Bank of Michigan/Illinois                      10/01/08 (a)      5.13          1,455,000
    1,705,000  Bardstown, KY IDRB (R & J Tower Corporation Project)
               LOC Comerica Bank                                                06/01/24 (a)      5.17          1,705,000
    1,345,000  Big Brothers Big Sisters
               LOC Fifth Third Bank                                             12/01/20 (a)      5.10          1,345,000
    3,750,000  Burgess & Niple Limited
               LOC National City Bank of Michigan/Illinois                      09/01/14 (a)      5.13          3,750,000
   26,500,000  Catholic Health Initiatives - Series C                           12/01/27 (a)      5.25         26,500,000
   27,000,000  CFM International Inc.
               LOC General Electric Company                                     01/01/10 (a)      5.25         27,000,000






--------------------------------------------------------------------------------
The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================




     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   1,380,000  Cedar Works Project
               LOC U.S. Bancorp                                                 05/01/09 (a)      5.15%    $    1,380,000
      750,000  City of Colorado Springs Adjustable Rate Taxable/
               Convertible Bonds (Goodwill Industries) - Series 1997B
               LOC Bank One                                                     02/01/07 (a)      5.20            750,000
    2,000,000  CJ Krehbiel Co.
               LOC Fifth Third Bank                                             10/01/10 (a)      5.10          2,000,000
   10,000,000  Connecticut State GO Bond                                        12/01/01 (b)      6.45         10,092,270
    8,120,000  Crystal Clinic - Series 2000
               LOC First Merit Bank                                             04/01/20 (a)      5.21          8,120,000
    1,030,000  Crystal Enterprises Inc.
               LOC Fifth Third Bank                                             06/01/28 (a)      5.20          1,030,000
    3,425,000  D.E.D.E. Realty
               LOC Fifth Third Bank                                             12/01/11 (a)      5.07          3,425,000
    2,000,000  DP Fox Capital, L.L.C.
               LOC ABN AMRO Bank N.A.                                           09/01/29 (a)      5.15          2,000,000
      600,000  Delta Capital L.L.C. - Series 96-A
               LOC Huntington National Bank                                     10/01/26 (a)      5.20            600,000
    2,760,000  Delta Capital L.L.C. - Series 96-B
               LOC Huntington National Bank                                     10/01/26 (a)      5.20          2,760,000
    1,680,000  Dickenson Press, Inc. - Series 1997
               LOC Huntington National Bank                                     01/01/27 (a)      5.35          1,680,000
    8,000,000  Douglas County, GA Development Authority
               (Gazelle Riverside, LLC Project)
               LOC Wells Fargo Bank, N.A.                                       01/01/21 (a)      5.15          8,000,000
    4,445,000  First Metropolitan Title Company
               LOC LaSalle National Bank                                        05/01/22 (a)      5.15          4,445,000
    2,165,000  First Metropolitan Title Company
               LOC LaSalle National Bank                                        05/01/24 (a)      5.20          2,165,000
      510,000  Four Development Company
               LOC PNC Bank, N.A.                                               12/31/03 (a)      5.20            510,000
    1,915,000  Frank J Catanzaro Sons and Daughters
               LOC U.S. Bancorp                                                 01/01/15 (a)      5.15          1,915,000
    4,500,000  Gardner Publications Incorporated
               LOC Fifth Third Bank                                             10/01/10 (a)      5.10          4,500,000
    1,270,000  GCG Portage L.L.C.
               LOC Fifth Third Bank                                             02/01/26 (a)      5.20          1,270,000






--------------------------------------------------------------------------------
The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 2001
================================================================================




     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   1,881,000  Goson Project - Series 1999
               LOC First Merit Bank                                             08/01/23 (a)      5.21%    $    1,881,000
    3,090,000  Governor's Village LLC
               LOC Fifth Third Bank                                             03/01/20 (a)      5.07          3,090,000
   17,105,000  Hannahville Indian Community Finance
               LOC National City Bank of Michigan/Illinois                      06/01/13 (a)      5.10         17,105,000
    4,490,000  Hunter's Square, Inc. Project - Series 1998
               LOC National City Bank of Michigan/Illinois                      10/01/16 (a)      5.13          4,490,000
    4,700,000  Jackson Tube Service Inc. - Series 2000
               LOC Fifth Third Bank                                             07/01/10 (a)      5.10          4,700,000
    5,500,000  Jackson Tube Service Inc. - Series 1998
               LOC Fifth Third Bank                                             09/01/18 (a)      5.10          5,500,000
    1,010,000  JRB Corporation Demand Note
               LOC Fifth Third Bank                                             07/01/26 (a)      5.20          1,010,000
    3,300,000  JPV Capital LLC
               LOC ABN AMRO Bank N.A.                                           12/01/39 (a)      5.18          3,300,000
    3,625,000  KBL Capital Fund, Inc.
               LOC National City Bank of Michigan/Illinois                      05/01/27 (a)      5.10          3,625,000
    2,080,900  Kingston Healthcare Corp. (Kingston Home Project)
               LOC Wells Fargo Bank, N.A.                                       07/20/25 (a)      5.15          2,080,900
    2,330,000  Kissel Holdings LLC
               LOC U.S. Bancorp                                                 12/01/20 (a)      5.15          2,330,000
      945,000  Labelle Capital Funding - Series A
               LOC National City Bank of Michigan/Illinois                      09/01/26 (a)      5.17            945,000
      795,000  LRV Enterprises, L.L.C.
               LOC National City Bank of Michigan/Illinois                      09/01/21 (a)      5.20            795,000
    3,560,000  Luken Woodlawn LLC
               LOC Fifth Third Bank                                             02/01/18 (a)      5.10          3,560,000
   13,370,000  Maximum Principal Amount Camcairn
               LOC U.S. Bancorp                                                 10/01/21 (a)      5.13         13,370,000
    2,700,000  Mayfair Village Retirement Center, Inc., KY - Series 1995
               LOC PNC Bank, N.A.                                               05/15/09 (a)      5.25          2,700,000
    5,855,000  Medic Funding Corporation
               Guaranteed by Federal Home Loan Bank                             05/01/27 (a)      5.02          5,855,000
    1,365,000  Mississippi Business Finance Corporation IDRB
               (ABTCO, Inc. Project) - Series 1997B
               LOC Bank One                                                     06/01/10 (a)      5.15          1,365,000






--------------------------------------------------------------------------------
The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================




     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   3,650,000  Mississippi Business Finance Corporation IDRB
               (ABTCO, Inc. Project) - Series 1997B
               LOC First Union National Bank                                    04/01/22 (a)      5.18%    $    3,650,000
    3,000,000  Mount Carmel West Medical Office Building
               LOC National City Bank of Michigan/Illinois                      08/01/19 (a)      5.13          3,000,000
      400,000  Pennsylvania EDFA (Oglevee Limited Project)
               LOC PNC Bank, N.A.                                               08/01/02 (a)      5.25            400,000
      700,000  Pennsylvania EDFA Taxable Development RB
               (Quality Foods L.P. Project) - Series 1995D
               LOC PNC Bank, N.A.                                               12/01/14 (a)      5.25            700,000
      550,000  Pennsylvania EDFA Taxable Development RB
               (Southpointe Rink Association Project) - Series 1994D7
               LOC PNC Bank, N.A.                                               12/01/09 (a)      5.25            550,000
    2,200,000  Pennsylvania EDFA Taxable Development RB
               (West 914 Incorporation Project) - Series 1991A
               LOC PNC Bank, N.A.                                               05/01/21 (a)      5.25          2,200,000
    2,050,000  PRD Land Acquisition Company Ltd.
               LOC First Merit Bank                                             05/01/17 (a)      5.21          2,050,000
    5,000,000  Scott Street Land Co.
               LOC Fifth Third Bank                                             01/01/22 (a)      5.10          5,000,000
   12,645,000  Secor Realty Inc.
               LOC National City Bank of Michigan/Illinois                      04/01/20 (a)      5.13         12,645,000
    1,205,000  Shepherd Capital, L.L.C.
               LOC National City Bank of Michigan/Illinois                      09/15/47 (a)      5.20          1,205,000
    3,500,000  St. Anns Medical Office Building II
               LOC National City Bank of Michigan/Illinois                      11/01/19 (a)      5.13          3,500,000
    1,855,000  Trendway Corporation
               LOC ABN AMRO Bank N.A.                                           12/01/26 (a)      5.20          1,855,000
    2,435,000  WMMT Ltd. Project
               LOC First Merit Bank                                             03/01/24 (a)      5.21          2,435,000
    1,009,000  Willingham Properties
               LOC PNC Bank, N.A.                                               12/31/09 (a)      5.20          1,009,000
    4,977,000  Washington State Housing Finance
               LOC Wells Fargo Bank, N.A.                                       01/01/30 (a)      5.30          4,977,000
    2,740,000  Wholesome Group
               LOC Fifth Third Bank                                             10/01/20 (a)      5.10          2,740,000
    1,855,000  Zylstra Funding, Inc.
               LOC Huntington National Bank                                     06/01/27 (a)      5.20          1,855,000
-------------                                                                                              --------------
  261,082,900  Total Variable Rate Demand Instruments                                                         261,175,170
-------------                                                                                              --------------






--------------------------------------------------------------------------------
The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 2001
================================================================================




     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
Yankee Certificate of Deposit (1.39%)
------------------------------------------------------------------------------------------------------------------------------------
$  20,000,000  Commerzbank A.G.                                                 07/13/01          5.15%    $   20,090,663
-------------                                                                                              --------------
   20,000,000  Total Yankee Certificate of Deposit                                                             20,090,663
-------------                                                                                              --------------
               Total Investments (99.91%) (Cost $1,441,047,789+)                                           $1,441,047,789
               Cash and Other Assets Net of Liabilities (0.09%)                                                 1,312,635
                                                                                                           --------------
               Net Assets (100.00%)                                                                        $1,442,360,424
                                                                                                           ==============
               Net Asset Value, offering and redemption price per share:
               Class A Shares,1,101,858,300 shares outstanding (Note 3)                                    $         1.00
                                                                                                           ==============
               Class B Shares,  211,724,788 shares outstanding (Note 3)                                    $         1.00
                                                                                                           ==============
               Pinnacle Shares, 128,777,336 shares outstanding (Note 3)                                    $         1.00
                                                                                                           ==============

               + Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:

(a) Securities are payable on demand at par including accrued interest (usually with seven days notice) and where applicable are unconditionally secured as to principal and interest by a letter of credit. The interest rates are adjustable and are based on market rates. The rate shown is the rate in effect at the date of this statement.

(b)  The maturity date indicated for this security is the mandatory put date.




KEY:
     EDFA     =     Economic Development Finance Authority        IDRB     =      Industrial Development Revenue Bond
     FGIC     =     Financial Guaranty Insurance Company          LOC      =      Letter of Credit
     GNMA     =     Government National Mortgage Association      RB       =      Revenue Bond
     GO       =     General Obligation









--------------------------------------------------------------------------------
The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
STATEMENT OF NET ASSETS
MARCH 31, 2001
================================================================================




     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
Repurchase Agreements, Overnight (46.92%)
------------------------------------------------------------------------------------------------------------------------------------
$  82,800,000  The Goldman Sachs Group L.P.
               (Collateralized by $1,123,541,295, GNMA, 6.000% to 16.000%
               due 04/15/01 to 03/20/31, value $84,456,000)                     04/02/01          5.32%    $   82,800,000
  130,000,000  J.P. Morgan Chase (Collateralized by $173,464,336, GNMA
               6.500% to 9.500%, due 04/15/12 to 03/15/31, value $132,601,496)  04/02/01          5.25        130,000,000
  140,000,000  Salomon Smith Barney  (Collateralized by $150,315,790,
               GNMA, 3.511% to 5.488%, due 03/16/31, value $142,800,000)        04/02/01          5.37        140,000,000
-------------                                                                                              --------------
  352,800,000  Total Repurchase Agreements, Overnight                                                         352,800,000
-------------                                                                                              --------------
U.S. Government Obligations (37.93%)
------------------------------------------------------------------------------------------------------------------------------------
$  25,000,000  U.S. Treasury Bills                                              04/05/01          4.22%    $   24,991,208
  115,000,000  U.S. Treasury Bills                                              04/05/01          4.10        114,960,750
   10,000,000  U.S. Treasury Notes                                              04/30/01          6.08          9,999,651
   45,000,000  U.S. Treasury Notes                                              05/31/01          6.31         44,948,785
   15,000,000  U.S. Treasury Notes                                              07/31/01          5.88         14,972,706
   40,000,000  U.S. Treasury Notes                                              10/31/01          6.06         39,938,237
   25,000,000  U.S. Treasury Notes                                              01/31/02          5.07         25,225,685
   10,000,000  U.S. Treasury Notes                                              02/28/02          4.48         10,153,753
-------------                                                                                              --------------
  285,000,000  Total U.S. Government Obligations                                                              285,190,775
-------------                                                                                              --------------
               Total Investments (84.85%) (Cost $637,990,775+)                                                637,990,775
               Other Assets (15.43%)
                     Cash                                                                                          71,525
                     Receivables:
                         Securities Matured                                                                   110,000,000
                         Interest                                                                               6,004,111
                                                                                                           --------------
                     Total Assets                                                                             754,066,411
                                                                                                           --------------
               Liabilities (-0.28%)
                     Payables:
                         Dividends                                                                              1,670,619
                         Accrued Expenses                                                                         446,326
                                                                                                           --------------
                     Total Liabilities                                                                          2,116,945
                                                                                                           --------------
               Net Assets (100.00%)                                                                        $  751,949,466
                                                                                                           ==============
               Net Asset Value, offering and redemption price per share:
               Class A Shares, 579,868,897 shares outstanding (Note 3)                                     $         1.00
                                                                                                           ==============
               Class B Shares, 151,355,982 shares outstanding (Note 3)                                     $         1.00
                                                                                                           ==============
               Pinnacle Shares, 20,724,587 shares outstanding (Note 3)                                     $         1.00
                                                                                                           ==============

               + Aggregate cost for federal income tax purposes is identical.

KEY:
     GNMA     =     Government National Mortgage Association









--------------------------------------------------------------------------------
The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
STATEMENTS OF OPERATIONS
YEAR ENDED MARCH 31, 2001
================================================================================



                                                                                Money Market            U.S. Treasury
                                                                                  Portfolio               Portfolio
                                                                               -------------           --------------

INVESTMENT INCOME


Income:
   Interest..............................................................      $  75,070,726           $   39,880,799
                                                                               -------------           --------------
Expenses: (Note 2)
   Investment management fee.............................................          1,406,075                  781,536
   Administration fee....................................................            585,865                  325,640
   Shareholder servicing fee (Class A)...................................          2,136,910                1,398,589
   Custodian expenses....................................................             92,965                   51,832
   Shareholder servicing and related shareholder expenses+...............            269,267                  142,145
   Legal, compliance and filing fees.....................................            108,421                   66,648
   Audit and accounting..................................................             91,859                   76,526
   Trustees' fees .......................................................              6,110                    6,110
   Miscellaneous.........................................................             41,522                   26,597
                                                                               -------------           --------------
      Total expenses.....................................................          4,738,994                2,875,623
      Less:
        Expenses paid indirectly (Note 2)................................      (      24,316)          (       44,238)
        Fees waived (Note 2).............................................      (     234,345)          (      130,256)
                                                                               -------------           --------------
              Net expenses...............................................          4,480,333                2,701,129
                                                                               -------------           --------------
Net investment income....................................................         70,590,393               37,179,670



REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments..................................              3,050                      384
                                                                               -------------           --------------
Increase in net assets from operations...................................      $  70,593,443           $   37,180,054
                                                                               =============           ==============


+ Includes class specific transfer agency expenses of $170,936, $37,818 and $25,574 for Money Market Portfolio for Class A, Class B and Pinnacle Shares respectively and $111,876, $14,811 and $3,558 for U.S. Treasury Portfolio for Class A, Class B and Pinnacle Class, respectively.









--------------------------------------------------------------------------------
The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED MARCH 31, 2001 AND 2000

================================================================================



                                                    Money Market Portfolio                     U.S. Treasury Portfolio
                                               ---------------------------------          ---------------------------------
                                                    2001              2000                     2001               2000
                                               --------------     --------------          --------------      -------------


INCREASE (DECREASE)
  IN NET ASSETS
Operations:
  Net investment income...................     $   70,590,393     $   36,757,519          $   37,179,670      $  35,739,853
  Net realized gain (loss) on investments.              3,050            -0-                         384            -0-
                                               --------------     --------------          --------------      -------------
  Increase in net assets from operations..         70,593,443         36,757,519              37,180,054         35,739,853
Dividends to shareholders:
  Net investment income
    Class A...............................     (   50,953,155)    (   21,330,939)         (   31,773,319)     (  31,666,894)
    Class B...............................     (   11,667,227)    (   10,109,238)         (    4,349,366)     (   3,246,867)
    Pinnacle shares.......................     (    7,970,011)    (    5,317,342)         (    1,056,985)     (     826,092)
  Net realized gain on investments
    Class A...............................     (        2,361)           -0-               (         349)           -0-
    Class B...............................     (          411)           -0-               (          28)           -0-
    Pinnacle shares.......................     (          278)           -0-               (           7)           -0-
Fund share transactions (Note 3):
    Class A...............................        337,249,881        482,350,233           (  78,527,198)     (  62,801,444)
    Class B...............................     (  142,823,940)       133,429,805             113,368,446      (  41,805,178)
    Pinnacle shares.......................     (   15,854,120)       144,631,456               2,274,985         18,449,602
                                                -------------     --------------          --------------      -------------
    Total increase (decrease).............        178,571,821        760,411,494              37,116,233      (  86,157,020)
Net assets:
    Beginning of year.....................      1,263,788,603        503,377,109             714,833,233        800,990,253
                                               --------------     --------------          --------------      -------------
    End of year...........................     $1,442,360,424     $1,263,788,603          $  751,949,466      $ 714,833,233
                                               ==============     ==============          ==============      =============









--------------------------------------------------------------------------------
The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS

================================================================================

1. Summary of Accounting Policies.

Institutional Daily Income Fund (the Fund) is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund offers investors three managed portfolios of money market instruments: U.S. Treasury Portfolio, Money Market Portfolio and Municipal Portfolio. Presently only the Money Market Portfolio and U.S. Treasury Portfolio have been activated. Each Portfolio has three classes of stock authorized, Class A, Class B and Pinnacle shares. The Class A shares of each Portfolio are subject to a service fee pursuant to each Portfolio's distribution and service plan. The Class B and Pinnacle shares are not subject to a service fee. Additionally, each Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. In all other respects, all share classes represent the same interest in the income and assets of each respective Portfolio. Distribution of Class A shares of the Money Market Portfolio commenced April 6, 1995. All Portfolio shares outstanding before April 6, 1995 were designated as Class B shares. Distribution of Class B shares of the U.S. Treasury Portfolio commenced November 18, 1996. All Portfolio shares outstanding before November 18, 1996 were designated as Class A shares. The distribution of the Pinnacle shares commenced on July 29, 1999.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows.

     a)   Valuation of  Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

     b)   Federal  Income  Taxes -
     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no
     provision   for  federal   income  tax  is  required.

     c)  Dividends  and   Distributions  -
     Dividends from investment income (including net realized short-term capital gains) are declared daily and paid monthly. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, each Portfolio pays an investment management fee to Reich & Tang Asset Management, LLC (the Manager) at the annual rate of .12% of the Portfolio's average daily net assets.

Pursuant to an Administrative Services Contract each Portfolio pays to the Manager an annual fee of .05% of the Portfolio's average daily net assets. During the year ended March 31, 2001, the Manager voluntarily waived administration fees of $234,345 and $130,256, for the Money Market Portfolio and the U.S. Treasury Portfolio, respectively.

Pursuant to a distribution and service plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement (with respect to the Class A shares of the Fund only). For its services under the Shareholder Servicing Agreement, the Distributor receives from each Portfolio a service fee equal to .25% per annum of each Portfolio's average daily net assets with respect only to the Class A shares.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended for each Portfolio.

Included in the Statements of Operations under the caption Shareholder servicing and related shareholder expenses are fees of $130,814 and $235,123 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as shareholder servicing agent for the Fund, for the Money Market Portfolio and U.S Treasury Portfolio, respectively.

Included in the Statements of Operations under the captions Custodian expenses are expense offsets of $24,316 and $44,238 for the Money Market Portfolio and the U.S. Treasury Portfolio, respectively.

3.  Transactions  in Shares  of  Beneficial  Interest.

At March 31, 2001, an unlimited number of shares of beneficial interest were authorized and capital paid in for the Money Market Portfolio and the U.S. Treasury Portfolio amounted to $1,442,360,424 and $751,949,466, respectively. Transactions in shares of beneficial interest, all at $1.00 per share, were as follows:

                                                     Money Market Portfolio
                                          ------------------------------------------
                                          For the Year Ended      For the Year Ended
Class A                                     March 31, 2001          March 31, 2000
-------                                     --------------          --------------
Sold....................................    $2,367,042,394          $1,877,791,119
Issued on reinvestment of dividends.....        48,550,706              19,077,715
Redeemed................................   ( 2,078,343,219)        ( 1,414,518,601)
                                            --------------          --------------
Net increase (decrease).................       337,249,881             482,350,233
                                            ==============          ==============









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

3. Transactions in Shares of Beneficial Interest. (Continued)

                                                     Money Market Portfolio
                                          ------------------------------------------
                                          For the Year Ended      For the Year Ended
Class B                                     March 31, 2001          March 31, 2000
-------                                     --------------          --------------
Sold....................................    $1,446,782,555          $1,404,004,264
Issued on reinvestment of dividends.....        12,023,652               9,356,473
Redeemed................................    (1,601,630,147)         (1,279,930,932)
                                             -------------           -------------
Net increase (decrease).................    (  142,823,940)            133,429,805
                                             =============          ==============

                                                                    July  29, 1999
                                          For the Year Ended  (Commencement of Sales) to
PINNACLE SHARES                             March 31, 2001          March 31, 2000
---------------                             --------------          --------------
Sold....................................    $  103,580,923          $  238,497,604
Issued on reinvestment of dividends.....         7,966,004               5,316,113
Redeemed................................    (  127,401,047)         (   99,182,261)
                                             -------------           -------------
Net increase (decrease).................    (   15,854,120)            144,631,456
                                             =============          ==============

                                                     U.S. Treasury Portfolio
                                          ------------------------------------------
                                          For the Year Ended      For the Year Ended
Class A                                     March 31, 2001          March 31, 2000
-------                                     --------------          --------------
Sold....................................    $2,014,753,517          $2,073,614,004
Issued on reinvestment of dividends.....        31,761,607              30,570,696
Redeemed................................    (2,125,042,322)         (2,166,986,144)
                                             -------------           -------------
Net increase (decrease).................    (   78,527,198)         (   62,801,444)
                                             =============           =============

                                          For the Year Ended      For the Year Ended
Class B                                     March 31, 2001          March 31, 2000
-------                                     --------------          --------------
Sold....................................    $  472,757,033          $  256,122,980
Issued on reinvestment of dividends.....         4,125,848               3,237,610
Redeemed................................    (  363,514,435)         (  301,165,768)
                                             -------------           -------------
Net increase (decrease).................       113,368,446          (   41,805,178)
                                            ==============           =============

                                                                    July  29, 1999
                                          For the Year Ended  (Commencement of Sales) to
PINNACLE SHARES                             March 31, 2001          March 31, 2000
---------------                             --------------          --------------
Sold....................................    $   51,862,590          $   57,728,428
Issued on reinvestment of dividends.....         1,056,207                 825,910
Redeemed................................    (   50,643,812)         (   40,104,736)
                                             -------------           -------------
Net increase (decrease).................         2,274,985              18,449,602
                                            ==============          ==============









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================

4. Financial Highlights.

                                                                          Money Market Portfolio
                                                    ---------------------------------------------------------------------
CLASS A                                                                  For the Year Ended March 31,
-------                                             ---------------------------------------------------------------------
                                                      2001           2000           1999            1998           1997
                                                    --------       --------       --------        --------       --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year..............    $  1.00        $  1.00        $  1.00         $  1.00       $   1.00
                                                    --------       --------       --------        --------       --------
Income from investment operations:
  Net investment income.........................       0.060          0.051          0.050           0.053          0.050
Less distributions:
  Dividends from net investment income..........    (  0.060)      (  0.051)      (  0.050)       (  0.053)      (  0.050)
                                                     -------        -------        -------         -------        -------
Net asset value, end of year....................    $  1.00        $  1.00        $  1.00         $  1.00        $  1.00
                                                    ========       ========       ========        ========       ========
Total Return....................................       6.16%          5.17%          5.12%           5.38%          5.16%
Ratios/Supplemental Data
Net assets, end of year (000)...................    $1,101,858     $764,608       $ 282,258       $ 108,657      $ 38,220
Ratios to average net assets:
  Expenses (net of fees waived and reimbursed)+        0.45%          0.45%          0.45%           0.45%          0.42%
  Net investment income.........................       5.96%          5.21%          4.93%           5.25%          5.07%
  Expenses paid indirectly......................       0.00%          0.00%          0.00%           0.00%          0.01%
  Management and administration fees waived.....       0.02%          0.03%          0.05%           0.07%          0.09%


                                                                          Money Market Portfolio
                                                    ---------------------------------------------------------------------
CLASS B                                                                  For the Year Ended March 31,
-------                                             ---------------------------------------------------------------------
                                                      2001           2000           1999            1998           1997
                                                    --------       --------       --------        --------       --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year..............    $  1.00        $  1.00        $  1.00         $  1.00        $  1.00
                                                    --------       --------       --------        --------       --------
Income from investment operations:
  Net investment income.........................       0.062          0.053          0.053           0.055          0.053
Less distributions:
  Dividends from net investment income..........    (  0.062)      (  0.053)      (  0.053)       (  0.055)      (  0.053)
                                                     -------        -------        -------         -------        -------
Net asset value, end of year....................    $  1.00        $  1.00        $  1.00         $  1.00        $  1.00
                                                    ========       ========       ========        ========       ========
Total Return....................................       6.42%          5.43%          5.38%           5.64%          5.42%
Ratios/Supplemental Data
Net assets, end of year (000)...................    $ 211,725      $ 354,549      $ 221,119       $ 227,893      $ 158,525
Ratios to average net assets:
  Expenses (net of fees waived and reimbursed)+        0.20%          0.20%          0.20%           0.20%          0.17%
  Net investment income.........................       6.20%          5.36%          5.27%           5.50%          5.29%
  Expenses paid indirectly......................       0.00%          0.00%          0.00%           0.00%          0.01%
  Management and administration fees waived.....       0.02%          0.03%          0.05%           0.07%          0.09%

+ Includes expenses paid indirectly.










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

4. Financial Highlights. (Continued)

                                                                    Money Market Portfolio
                                                    ------------------------------------------------------
                                                                                    July  29, 1999
                                                    For the Year Ended          (Commencement of Sales) to
PINNACLE SHARES                                       March 31, 2001                March 31, 2000
---------------                                       --------------                --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period..............      $  1.00                       $  1.00
                                                        --------                      --------
Income from investment operations:
  Net investment income...........................         0.062                         0.038
Less distributions:
  Dividends from net investment income............      (  0.062)                     (  0.038)
                                                         -------                       -------
Net asset value, end of period....................      $  1.00                       $  1.00
                                                        ========                      ========
Total Return......................................         6.42%                         3.80%++
Ratios/Supplemental Data
Net assets, end of period (000)...................      $ 128,777                     $ 144,632
Ratios to average net assets:
  Expenses (net of fees waived and reimbursed)+...         0.20%                         0.20%*
  Net investment income...........................         6.20%                         5.36%*
  Expenses paid indirectly........................         0.00%                         0.00%*
  Management and administration fees waived.......         0.02%                         0.03%*

++ Not annualized
+ Includes expenses paid indirectly.
* Annualized










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

4. Financial Highlights. (Continued)

                                                                           U.S. Treasury Portfolio
                                                    ---------------------------------------------------------------------
CLASS A                                                                  For the Year Ended March 31,
-------                                             ---------------------------------------------------------------------
                                                      2001           2000           1999            1998           1997
                                                    --------       --------       --------        --------       --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year..............    $  1.00        $  1.00        $  1.00         $  1.00        $  1.00
                                                    --------       --------       --------        --------       --------
Income from investment operations:
  Net investment income.........................       0.057          0.048          0.048           0.051          0.049
Less distributions:
  Dividends from net investment income..........    (  0.057)      (  0.048)      (  0.048)       (  0.051)      (  0.049)
                                                     -------        -------        -------         -------        -------
Net asset value, end of year....................    $  1.00        $  1.00        $  1.00         $  1.00        $  1.00
                                                    ========       ========       ========        ========       ========
Total Return....................................       5.88%          4.82%          4.86%           5.24%          5.00%
Ratios/Supplemental Data
Net assets, end of year (000)...................    $ 579,869      $ 658,396      $ 721,197       $ 467,372      $ 310,290
Ratios to average net assets:
  Expenses (net of fees waived)+................       0.46%          0.45%          0.45%           0.42%          0.42%
  Net investment income.........................       5.68%          4.73%          4.71%           5.12%          4.89%
  Expenses paid indirectly......................       0.01%          0.00%          0.00%           0.00%          0.01%
  Management and administration fees waived.....       0.02%          0.02%          0.04%           0.07%          0.05%


                                                                           U.S. Treasury Portfolio
                                                    --------------------------------------------------------------------------
                                                                                                         November 18, 1996
CLASS B                                                      For the Year Ended March 31,             (Commencement of Sales) to
-------                                             -------------------------------------------------
                                                      2001           2000         1999         1998        March 31, 1997
                                                    --------       --------     --------     --------      --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............    $  1.00        $  1.00      $  1.00      $  1.00          $  1.00
                                                    --------       --------     --------     --------         --------
Income from investment operations:
  Net investment income.........................       0.060          0.050        0.050        0.054            0.019
Less distributions:
  Dividends from net investment income..........    (  0.060)      (  0.050)    (  0.050)    (  0.054)        (  0.019)
                                                     -------        -------      -------      -------          -------
Net asset value, end of period..................    $  1.00        $  1.00      $  1.00      $  1.00          $  1.00
                                                    ========       ========     ========     ========         ========
Total Return....................................       6.14%          5.08%        5.12%        5.50%            1.90%++
Ratios/Supplemental Data
Net assets, end of period (000).................    $ 151,356      $ 37,987     $ 79,793     $ 6,833          $ 7,799
Ratios to average net assets:
  Expenses (net of fees waived)+................       0.21%          0.20%        0.20%        0.17%            0.17%*
  Net investment income.........................       5.89%          4.97%        4.73%        5.37%            5.14%*
  Expenses paid indirectly......................       0.01%          0.00%        0.00%        0.00%            0.01%*
  Management and administration fees waived.....       0.02%          0.02%        0.04%        0.07%            0.05%*

++ Not annualized
+ Includes expenses paid indirectly.
* Annualized










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
4. Financial Highlights. (Continued)

                                                                    U.S. Treasury Portfolio
                                                    ------------------------------------------------------
                                                                                    July  29, 1999
                                                    For the Year Ended          (Commencement of Sales) to
PINNACLE SHARES                                       March 31, 2001                March 31, 2000
---------------                                       --------------                --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period..............      $  1.00                       $  1.00
                                                        --------                      --------
Income from investment operations:
  Net investment income...........................         0.060                         0.035
Less distributions:
  Dividends from net investment income............      (  0.060)                     (  0.035)
                                                         -------                       -------
Net asset value, end of period....................      $  1.00                       $  1.00
                                                        ========                      ========
Total Return......................................         6.14%                         3.53%++
Ratios/Supplemental Data
Net assets, end of period (000)...................      $ 20,724                      $ 18,450
Ratios to average net assets:
  Expenses (net of fees waived and reimbursed)+...         0.21%                         0.20%*
  Net investment income...........................         5.89%                         4.97%*
  Expenses paid indirectly........................         0.01%                         0.00%*
  Management and administration fees waived.......         0.02%                         0.02%*

++ Not annualized
+ Includes expenses paid indirectly.
* Annualized










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
REPORT OF INDEPENDENT ACOUNTANTS

================================================================================






To the Board of Trustees and Shareholders of Institutional Daily Income Fund



In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Portfolio and the U.S. Treasury Portfolio (constituting Institutional Daily Income Fund, hereafter referred to as the "Fund") at March 31, 2001, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as financial statements) are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods prior to April 1, 1999 were audited by other independent accountants whose report dated April 30, 1999 expressed an unqualified opinion on those statements.


PricewaterhouseCoopers LLP
New York, New York
May 7, 2001





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
SPECIAL MEETING OF SHAREHOLDERS, OCTOBER 10, 2000

================================================================================



A Special Meeting of Shareholders of the Fund was held at the Fund's office, 600 Fifth Avenue, New York, New York, on October 10, 2000. The purpose of the meeting was to approve a new Investment Management Contract due to CDC Asset Management's (investment management arm of France's Caisse des Depots Group) acquisition of Nvest, L.P. and Nvest Companies, L.P. (the parent of Reich & Tang Asset Management, LLC, the Manager of the Fund) and to ratify the selection of PricewaterhouseCoopers LLP, as the Fund's independent accountants for the fiscal year ending March 31, 2001. At the meeting the new Investment Management Contract was approved by the shareholders. Shareholders also ratified the selection of PricewaterhouseCoopers LLP, to serve as the Fund's independent accountants for the fiscal year ended March 31, 2001. No other business was transacted at the meeting.

The results of the voting at the Special Meeting are as follows:

 1. To approve a new investment management contract

                       Shares Voted                    % of Outstanding Shares               % of Shares Voted
---------------------------------------------------------------------------------------------------------------------
              Money Market      U.S. Treasury       Money Market     U.S. Treasury      Money Market    U.S. Treasury
                Portfolio         Portfolio           Portfolio        Portfolio          Portfolio       Portfolio
                ---------         ---------           ---------        ---------          ---------       ---------

   For       1,000,307,200      644,211,729           92.65%            96.89%             99.68%          99.84%
   Against       1,048,335          598,605            0.09%             0.09%              0.11%           0.09%
   Abstain       2,138,115          456,428            0.19%             0.06%              0.21%           0.07%


 2. To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the Fund for its fiscal year ending August 31, 2001.

                       Shares Voted                    % of Outstanding Shares               % of Shares Voted
---------------------------------------------------------------------------------------------------------------------
              Money Market      U.S. Treasury       Money Market     U.S. Treasury      Money Market    U.S. Treasury
                Portfolio         Portfolio           Portfolio        Portfolio          Portfolio       Portfolio
                ---------         ---------           ---------        ---------          ---------       ---------

   For         999,770,234      644,835,714           92.60%            96.98%             99.63%          99.93%
   Against       1,956,257          419,144            0.18%             0.06%              0.19%           0.07%
   Abstain       1,767,159           11,904            0.16%             0.00%              0.18%           0.00%














--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




                                 INSTITUTIONAL
                                     DAILY
                                  INCOME FUND






















                                  Annual Report
                                 March 31, 2001










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------








------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------
Institutional Daily Income Fund
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020

Custodian
     State Street Kansas City
     801 Pennsylvania
     Kansas City, Missouri 64105

Transfer Agent &
   Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020




IDI3/01A